10. Net (Loss) Income per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (Loss) Income	$ (4,057,171)	$ 86,986
Weighted Average Shares	33,374,007	32,000,000
Basic and diluted net loss per common share	$ (0.12)	$ 0.00